Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2019 CNY (¥)
Goodwill [Line Items]
Goodwill, Gross		¥ 1,664,889	¥ 1,664,889		¥ 1,664,889
Goodwill, Impaired, Accumulated Impairment Loss		(1,478,385)	(1,478,385)		(96,236)
Goodwill		186,504	186,504	$ 28,466	1,568,653
Transaction during the year
Goodwill impairment recognized during the year		(1,382,149)
Goodwill, Gross, Ending balance		1,664,889
Accumulated impairment loss, Ending balance		(1,478,385)
Goodwill, Net, Ending balance		186,504
Cross-border Business
Goodwill [Line Items]
Goodwill, Gross		96,236	96,236		96,236
Goodwill, Impaired, Accumulated Impairment Loss		(96,236)	(96,236)		(96,236)
Transaction during the year
Goodwill, Gross, Ending balance		96,236
Accumulated impairment loss, Ending balance		(96,236)
Domestic Business
Goodwill [Line Items]
Goodwill, Gross		1,568,653	1,568,653		1,568,653
Goodwill, Impaired, Accumulated Impairment Loss		(1,382,149)	(1,382,149)
Goodwill		186,504	¥ 186,504		¥ 1,568,653
Transaction during the year
Goodwill impairment recognized during the year	[1]	(1,382,149)
Goodwill, Gross, Ending balance		1,568,653
Accumulated impairment loss, Ending balance		(1,382,149)
Goodwill, Net, Ending balance		¥ 186,504

[1]	Goodwill impairment